SHORT-TERM AND LONG-TERM DEBT (New Facilities, Renewals, and Redemptions) (Details) - 6 months ended Jun. 30, 2023 $ in Thousands, kr in Millions	USD ($)	NOK (kr)
Debt Instrument [Line Items]
Repayments of debt	$ 788,196
NOK700 million senior unsecured floating rate bonds due 2023
Debt Instrument [Line Items]
Repayments of debt	29,400
Principal debt amount | kr		kr 700
4.875% senior unsecured convertible bonds due 2023
Debt Instrument [Line Items]
Repayments of debt	$ 137,900
Senior unsecured convertible notes interest rate (in percentage)		4.875%